Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Other Payables

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Outside parties	47,040	36,547
Deferred grant income	2,375	2,459
Others	308	90

	49,723	39,096